Federal Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Federal Income Taxes (Textual) [Abstract]
Federal income tax receivable (liability)	$ 61	$ 16
Federal income taxes paid (refunded)	(95)	121	(35)
Company recorded tax benefit	10
Income-housing credit carryforwards description	Income-housing credit carryforwards, which expire between 2024 and 2032
Low Income-housing credit carry forwards	87
Minimum tax credit carryforwards	169
Foreign tax credit carryforwards	32
Valuation allowance	18	18
Change in valuation allowance	0	6	0
Unrecognized tax benefits	$ 36	$ 76	$ 119	$ 95
Local income tax examinations year by tax authorities	2008
Income tax returns description	The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2009 through 2010
Maximum [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Foreign tax credit carryforwards expiring period	2022
Minimum [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Foreign tax credit carryforwards expiring period	2019